UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-5037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2009

Item 1. Report to Stockholders.

TCM GROWTH FUNDS

SEMI-ANNUAL REPORT

TCM Small Cap Growth Fund
TCM Small-Mid Cap Growth Fund

March 31, 2009

TCM GROWTH FUNDS

Table of Contents

Letter to Shareholders	2
TCM Small Cap Growth Fund
Fund Information	8
Performance	9
Schedule of Investments	10
TCM Small-Mid Cap Growth Fund
Fund Information	13
Performance	14
Schedule of Investments	15
Fund Expense Examples	18
Financial Statements
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	26
Additional Information	33

TCM GROWTH FUNDS

May 7, 2009

Dear Fellow Shareholder:

Thank you for your investment in the TCM Small Cap Growth Fund (the “Small Cap Fund”) or the TCM Small-Mid Cap Growth Fund (the “SMID Cap Fund”).  This is the semi-annual report to shareholders of the Funds, covering the six months ended March 31, 2009, which is the first half of each Fund’s fiscal year.

The fourth quarter of 2008 saw a continuation of the market’s free fall with the Russell 2000 Growth Index dropping over 43% between October 1 and November 20, the market low for the quarter.  While larger cap stocks outperformed their small cap brethren, the carnage was universal with only a strong rally after the November low providing a cushion for an otherwise punishing quarter.  The equity markets then started the New Year by reaching new lows based on continued concerns over the then state of the economy and company earnings.  Returns for the first quarter in all U.S. equity indices were negative, but the quarter ended on a more positive note after a strong advance that started on March 9.  Performance and attribution information for each Fund is discussed separately below, followed by a review of the overall market.  The individual Fund discussions are similar because the investment process for each Fund is the same and there is overlap in the portfolios.

Small Cap Fund

Performance Overview.  The performance of the Small Cap Fund for the following periods was:

			6 Months
	4Q08	1Q09	ended 3/31/09
Small Cap Fund	-27.29%	-5.38%	-31.20%
Russell 2000 Growth	-27.45%	-9.74%	-34.51%
Lipper Small Cap Growth Average	-26.58%	-8.10%	-32.57%

Attribution.  The relative outperformance by the Small Cap Fund for the six month period was attributable primarily to strong stock selection in the first quarter of 2009.  That quarter was the tale of two tapes – first, there was a sharp sell-off in the first nine weeks of the year as investors once again fled the equity markets in the face of a continued worldwide recession and financial banking crisis.  A 25% drop in the Russell 2000 Growth for that period was followed by a 21% rally to the end of the quarter as a bottoming process started to emerge.  In the midst of this volatility, the Small Cap Fund performed relatively well, beating the benchmark by over 430 basis points for the quarter.  Positive stock selection in Industrials, Telecomm Services, Materials, Energy and Financials was offset by poor stock selection in Health Care.  The top and bottom five contributing stocks for the six month period were:

TCM GROWTH FUNDS

Top Five
HMS Holdings
  (cost management services for government health programs)
URS (design and engineering services)
O’Reilly Automotive (automotive aftermarket parts)
SBA Communications (wireless communication towers)
Leap Wireless International (prepaid digital wireless service)

Bottom Five
Psychiatric Solutions (inpatient healthcare services)
Hornbeck Offshore Services (offshore supply vessels to the oil and gas industry)
Sun Healthcare Group (nursing homes and assisted living centers)
Rex Energy (natural gas producer)
Affiliated Managers Group (investment management services)

The top performer in the Small Cap Fund for the period was HMS Holdings, which is a provider of cost containment and payment accuracy services primarily to government-sponsored health programs.  The company raised revenue and earnings guidance in October 2008, noting that increasing unemployment was driving higher growth in Medicaid programs and that states under fiscal duress were focusing more attention on cost containment.  We continue to hold the stock, as the weak economy can be a tailwind to their business.  Another contributor to the portfolio was Leap Wireless International, which offers digital wireless service in the United States under the Cricket brand.  As a discount wireless phone carrier, Leap has benefited from the recessionary environment as users trade down or seek lower cost alternatives to postpaid cell phone plans.  The company had a very good recent quarter, exceeding expectations in terms of revenues and net additions to customer base, and provided positive guidance for the remainder of 2009.

Our biggest detractor to performance was Psychiatric Solutions, which offers a range of mental health services to youths, adolescents and adults.  The company is one of the market leaders in providing these inpatient psychiatric services, but in February reported fourth-quarter results that fell short of Wall Street’s expectations and cut its 2009 earnings guidance.  The shortfall was attributable to the economic slowdown as well as concerns raised by the State of Illinois about operational deficiencies in one of the company’s facilities.  Based on those concerns, the state has decided to cease referrals to that particular facility and plans to review other facilities.  We have reduced our holding in this stock as a result of these issues.  Another stock that hurt the portfolio was Hornbeck Offshore Services, which provides offshore supply vessels to the oil and gas industry primarily in the United States.  Our mistake was buying the stock too early during the decline in oil prices, and it continued to suffer as energy prices kept plummeting throughout the fourth quarter.  We continued to hold the stock thinking the company’s focus on deep water

TCM GROWTH FUNDS

offshore supply services would cause its revenues and earnings to hold up better than most companies in the sector, with a valuation that had upside expansion if oil prices stabilize or rebound.  The stock’s price started to improve after the end of the period covered by this report and we have sold the position on that strength.

The overall effect of our sector weights during the six month period was positive, with our overweight to Health Care, together with cash in a down market, helping to offset the negative effect of our underweight to Consumer Staples and Information Technology.

SMID Cap Fund

Performance Overview.  The performance of the SMID Cap Fund for the following periods was:

			6 Months
	4Q08	1Q09	ended 3/31/09
SMID Cap Fund	-27.15%	-4.45%	-30.39%
Russell 2500 Growth	-27.77%	-5.97%	-32.09%
Lipper Small Cap Growth Average	-26.58%	-8.10%	-32.57%

Attribution. The SMID Cap Fund outperformed its benchmark during the first quarter by over 150 basis points, based on positive stock selection in Industrials, Telecomm Services, Energy and Financials, offset by poor stock selection in Health Care.  The top and bottom five contributing stocks to absolute performance for the six month period were:

Top Five
Apollo Group (secondary and college education programs)
O’Reilly Automotive (automotive aftermarket parts)
URS (design and engineering services)
Leap Wireless International (prepaid digital wireless service)
Devry (specialized educational programs)

Bottom Five
Psychiatric Solutions (inpatient healthcare services)
Hornbeck Offshore Services (offshore supply vessels to the oil and gas industry)
Affiliated Managers Group (investment management services)
McDermott International (engineering and construction company)
Continental Resources (oil and natural gas producer)

The top performer for the period was Apollo Group, which offers high school and college level education services through online and campus facilities.  Their most well known product is the University of Phoenix, which offers its educational programs worldwide through its online education delivery system and on the ground at its campuses and learning centers in 39 states and the District of Columbia, Puerto Rico, Canada, Mexico, and the Netherlands.  The company has benefited

TCM GROWTH FUNDS

from the economic downturn and rising unemployment as people turn to learn new skills or professions, and stay in school longer.  Valuations have gotten fairly high in these education stocks and we have been trimming some of our positions, including Apollo, in light of their recent run-up.  Another contributor to the portfolio was URS, which provides engineering, construction and technical services for public agencies and private sector companies around the world.  The stock was pummeled during September and October as investors fled all stocks tied to the Industrials sector and world growth.  URS has been a long-term holding and contributor to the portfolio and while we were trimming the stock during its most recent downturn, we increased our position in November.  The stock has seen a significant rebound since then as the federal stimulus plan places a large emphasis on infrastructure spending that could directly benefit the company.

One of our biggest detractors to performance was Psychiatric Solutions, which is discussed above under “Small Cap Fund – Attribution.” Another stock that hurt the SMID Cap Fund during the six month period was Affiliated Managers Group, which through its affiliates provides investment management services to mutual funds, institutional clients and high net worth individuals.  In light of the performance of the stock market at the beginning of the fourth quarter, we took the position lower in October which helped to avoid some of the pain.  We added to the position in late December and the stock has made a positive contribution to the relative performance of the Fund for the first quarter of 2009.

The overall effect of our sector weights during the six month period was positive, with our overweight to Health Care and underweight to Financials, together with cash in a down market, helping to offset the negative effect of our overweight to Industrials.

Market Review and Outlook.  Much has been written about the gory details of the 2008 stock and bond markets and, with no asset class unscathed, all investors are painfully aware of the financial impact of recent events.  Many articles and books have or will be written about the current financial crisis, the bursting of the housing bubble and the worldwide economic contraction.  As they say, however, out of the ashes rises the phoenix, and there is no shortage of ashes to provide future investment opportunities.  But in 2008 there was no place to hide, with most equity asset classes and styles suffering in a highly correlated, global bear market.  Even classic defensive sectors such as consumer staples, health care and utilities suffered in the market meltdown that continued into the volatile fourth quarter.

Although we saw a rally going into the end of the year, there was significant selling pressure throughout January, February and the first week of March based on deteriorating economic indicators and weak corporate profits.  As it became clear that the U.S. and the rest of the world were in the midst of the longest and deepest recession since the Postwar period, all economic sectors in the equity indices suffered during this period with financial stocks being particularly hard hit.  While

TCM GROWTH FUNDS

the recession of 2008 was marked by a financial and liquidity crisis, as well as sharply falling commodity prices, the current phase of the recession is driven by a waterfall economic decline and severe inventory liquidation.  The decline in GDP growth throughout the world for the first quarter of 2009 will be steep.  Although there are some signs that the weakness in demand is starting to diminish (even if that only means it is not going down at the same rapid pace), inventory liquidation remains strong and unemployment rates are continuing to climb.  There are signs, however, that the market is trying to reach a bottom as the world economies start to see the benefits of massive stimulus initiatives and the eventual end of inventory liquidation.  A key factor in the transition from an economic decline to a bottoming and eventual economic expansion is the end of the inventory correction, which could be close at hand in several industries.

With the backdrop of global stimulus packages, abundant cash on the sidelines, and the perception that negative investor sentiment was starting to bottom, the equity markets staged a meaningful rally after hitting a new low on March 9.  All asset classes posted positive returns for March with little differentiation in performance between large and small or growth and value.  This broad rebound was in contrast to the earlier part of the quarter when large cap stocks held up better than small caps and growth significantly trumped value.  Our portfolios held up very well for most of the quarter but gave back some of that outperformance during the March rally, which in the Russell 2000 Growth Index was driven by low priced, micro-cap and no earnings firms in the benchmark – companies we don’t normally own.  That low quality rally has continued into April.

While the economists and financial pundits are predicting a trough in the recession by mid-2009, we believe the eventual recovery will likely be weak and not feel much different than the current recession.  Unemployment rates, in our opinion, will likely remain high in the beginning of the recovery, and it may be difficult to jumpstart a meaningful economic expansion, at least in the developed economies where debt problems still loom.  In addition to a severe and protracted crisis in the world’s financial markets, consumer balance sheets have been severely stressed and this loss of wealth will have a powerful drag on the economy for some time as consumers increase their savings rate.  The response by the U.S. government to provide fiscal and monetary stimulus has been nothing short of extraordinary – a zero target for the Fed funds rate; the Fed aggressively purchasing treasuries and mortgage agency securities; the implementation of the Troubled Asset Relief Program (TARP); and proposals to modify mark-to-market accounting rules and resurrect the short selling uptick rule.  This kitchen sink approach is helping the economy and the financial markets in the short term and we believe it will likely contribute to avoiding a 1930s style depression or severe deflationary environment.

TCM GROWTH FUNDS

That being said, these measures will not be without consequences, intended or otherwise.  The meaningful increase in monetary base as a result of the Fed policy has not translated into any increase in the velocity of money, much like the filling of a reservoir that has excess capacity behind a giant dam.  As economies worldwide start to recover, which we think will lead the U.S. recovery, the flood gates will open, money velocity should increase and the risk of inflation may rise, particularly in commodities that are in short supply as incremental demand picks up.  World growth may once again be an important investment theme at that time, and we expect to be well prepared to capitalize on the investment opportunities that can arise in that environment.

Thank you for your continued confidence and trust in managing your assets.

Sincerely,

Richard J. Johnson	Jeff B. Curtis
Chief Investment Officer	President

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the Funds, including investment objectives, risks and expenses.

Past performance is no guarantee of future results.

This report reflects our views, opinions and portfolio holdings as of March 31, 2009, the end of the reporting period.  These views are subject to change at any time based on market and other conditions and we disclaim any responsibility to update these views.  The views should not be relied on as investment advice or an indication of trading intent on behalf of the Funds.

Mutual fund investing involves risk, principal loss is possible.  The Funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.  Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Growth stocks typically are more volatile than value stocks; however value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete listing of Fund holdings.

Current and future portfolio holdings are subject to risk.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of funds with similar investment objectives.  The Russell 2000 Growth Index and the Russell 2500 Growth Index are unmanaged indices representing those Russell 2000 Index companies and Russell 2500 Index companies, respectively, with higher price-to-book ratios and future projected earnings according to the Frank Russell Company.  One cannot invest directly in an index.

Performance for the Small Cap and SMID Cap Funds reflect fee waivers.  In the absence of such waivers, total return would be reduced.

A basis point equals 0.01%.  Gross Domestic Product (GDP) is commonly used as an indicator of the economic health of a country, as well as to gauge a country’s standard of living.

Quasar Distributors, LLC, Distributor (5/09)

TCM SMALL CAP GROWTH FUND

FUND INFORMATION at March 31, 2009 (Unaudited)

Basic Fund Facts
Ticker Symbol	TCMSX
Inception Date	10/1/04
Total Assets	$336 million
Total Operating Expenses	0.95%

Top Ten Holdings (% of net assets)
URS Corp.	3.18%	Huron Consulting Group, Inc.	2.06%
HMS Holdings Corp.	2.30%	CyberSource Corp.	1.99%
Waste Connections, Inc.	2.25%	Sun Healthcare Group, Inc.	1.97%
Illumina, Inc.	2.19%	Immucor, Inc.	1.82%
NICE Systems Ltd.	2.06%	Equinix, Inc.	1.80%

Sector Allocation (% of net assets)

*  Cash equivalents and other assets less liabilities.

TCM SMALL CAP GROWTH FUND

VALUE OF $10,000 VS. RUSSELL 2000 GROWTH INDEX (Unaudited)

Average Annual Returns for the periods ended March 31, 2009

			Since Inception
	One Year	Three Year	(10/1/2004)
TCM Small Cap Growth Fund	(36.00)%	(13.90)%	0.18%
Russell 2000 Growth Index	(36.36)%	(16.20)%	(4.66)%
Lipper Small Cap Growth Average	(37.71)%	(43.18)%	(5.57)%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 1, 2004 (the “Fund’s inception”), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-536-3230.

The Fund imposes a 1% redemption fee on shares held for less than 60 days. Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS - 96.2%
Air Freight & Logistics - 0.7%
194,280	UTI Worldwide, Inc.	$2,321,646
Auto Components - 1.5%
351,794	LKQ Corp.*	5,020,100
Biotechnology - 0.8%
42,135	United
	Therapeutics Corp.*	2,784,702
Capital Markets - 1.5%
123,246	Affiliated Managers
	Group, Inc.*	5,140,591
Chemicals - 3.9%
158,615	Airgas, Inc.	5,362,773
282,268	Calgon Carbon Corp.*	3,999,738
110,909	Lubrizol Corp.	3,772,015
		13,134,526
Commercial Services & Supplies - 13.9%
49,909	American Public
	Education, Inc.*	2,099,173
47,716	Capella Education
	Company*	2,528,948
83,646	Copart, Inc.*	2,480,940
166,109	Corinthian
	Colleges, Inc.*	3,230,820
90,343	Cornell Companies, Inc.*	1,478,915
81,591	CoStar Group, Inc.*	2,468,128
35,053	DeVry, Inc.	1,688,854
116,772	FTI Consulting, Inc.*	5,777,879
347,362	Geo Group, Inc.*	4,602,546
250,983	Healthcare Services
	Group, Inc.	3,757,216
34,208	ITT Educational
	Services, Inc.*	4,153,535
130,196	Republic Services, Inc.	2,232,861
154,628	Rollins, Inc.	2,651,870
294,160	Waste
	Connections, Inc.*	7,559,912
		46,711,597
Commercial Supplies & Services - 2.1%
163,025	Huron Consulting
	Group, Inc.*	6,917,151
Communications Equipment - 2.6%
77,724	F5 Networks, Inc.*	1,628,318
278,340	NICE Systems
	Ltd. - ADR*	6,919,532
		8,547,850
Computers & Peripherals - 0.6%
334,640	Seagate Technology	2,011,186
Construction & Engineering - 5.7%
48,957	EMCOR Group, Inc.*	840,592
249,844	Foster Wheeler AG*	4,364,774
235,364	McDermott
	International, Inc.*	3,151,524
263,856	URS Corp.*	10,662,421
		19,019,311
Containers & Packaging - 1.7%
106,283	Silgan Holdings, Inc.	5,584,109
Electronic Equipment & Instruments - 2.0%
207,319	Amphenol
	Corp. - Class A	5,906,518
49,834	Trimble Navigation Ltd.*	761,464
		6,667,982
Energy Equipment & Services - 1.6%
44,249	Core Laboratories NV	3,237,257
45,743	Exterran Holdings, Inc.*	732,803
100,021	Hornbeck Offshore
	Services, Inc.*	1,524,320
		5,494,380
Food & Staples Retailing - 1.0%
121,090	Casey’s General
	Stores, Inc.	3,228,259
Health Care Equipment & Supplies - 13.0%
268,702	Abaxis, Inc.*	4,632,422
36,489	Bio-Rad
	Laboratories, Inc.*	2,404,625
91,296	Gen-Probe, Inc.*	4,161,272
83,845	Greatbatch, Inc.*	1,622,401
49,402	Haemonetics Corp.*	2,721,062
266,598	Hologic, Inc.*	3,489,768
156,505	IDEXX
	Laboratories, Inc.*	5,411,943

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited) (Continued)

Shares		Value
Health Care Equipment &
Supplies - 13.0% (Continued)
197,643	Illumina, Inc.*	$7,360,225
243,328	Immucor, Inc.*	6,119,699
132,137	NuVasive, Inc.*	4,146,459
63,553	Steris Corp.	1,479,514
		43,549,390
Health Care Providers & Services - 11.3%
85,856	Air Methods Corp.*	1,451,825
203,152	Athenahealth, Inc.*	4,897,995
152,569	Catalyst Health
	Solutions, Inc.*	3,023,917
235,033	HMS Holdings Corp.*	7,732,586
78,159	ICON PLC - ADR*	1,262,268
98,319	MEDNAX, Inc.*	2,897,461
138,615	Patterson
	Companies, Inc.*	2,614,279
179,416	Psychiatric
	Solutions, Inc.*	2,822,213
784,345	Sun Healthcare
	Group, Inc.*	6,619,872
206,604	VCA Antech, Inc.*	4,658,920
		37,981,336
Hotels, Restaurants & Leisure - 0.8%
140,124	Bally
	Technologies, Inc.*	2,581,084
Industrial Conglomerates - 1.1%
59,349	Teleflex, Inc.	2,319,953
56,600	Walter Industries, Inc.	1,294,442
		3,614,395
Internet Software & Services - 6.4%
187,168	Ariba, Inc.*	1,633,977
451,034	CyberSource Corp.*	6,679,813
79,496	Digital River, Inc.*	2,370,571
107,822	Equinix, Inc.*	6,054,205
92,992	j2 Global
	Communications, Inc.*	2,035,595
70,554	Sina Corp.*	1,640,380
88,271	Vocus, Inc.*	1,173,122
		21,587,663
IT Services - 2.3%
128,296	Global Payments, Inc.	4,286,369
235,628	Tyler Technologies, Inc.*	3,447,238
		7,733,607
Machinery - 0.5%
67,242	Wabtec Corp.	1,773,844
Materials - 0.3%
64,593	Alpha Natural
	Resources, Inc.*	1,146,526
Marine - 0.5%
68,391	Kirby Corp.*	1,821,936
Metals & Mining - 1.4%
68,155	Cliffs Natural
	Resources, Inc.	1,237,695
299,253	Sims Metal Management
	Limited - ADR	3,567,096
		4,804,791
Oil & Gas - 0.2%
39,507	Goodrich
	Petroleum Corp.*	764,856
Personal Products - 1.0%
143,473	Alberto - Culver Co.	3,243,925
Restaurants - 0.5%
321,408	Wendy’s/Arby’s
	Group, Inc.	1,616,682
Road & Rail - 0.2%
50,039	Knight
	Transportation, Inc.	758,591
Semiconductor & Semiconductor Equipment - 6.0%
84,923	ATMI, Inc.*	1,310,362
52,967	FEI Co.*	817,281
118,211	Hittite Microwave Corp.*	3,688,183
300,788	Integrated Device
	Technology, Inc.*	1,368,585
188,308	Lam Research
	Corporation*	4,287,773
190,876	Microchip
	Technology, Inc.	4,044,663

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited) (Continued)

Shares		Value
Semiconductor & Semiconductor
Equipment - 6.0% (Continued)
208,202	Varian Semiconductor
	Equipment Associates,
	Inc.*	$4,509,655
		20,026,502
Software - 4.5%
135,036	Ansys, Inc.*	3,389,404
78,772	Blackboard, Inc.*	2,500,223
287,990	MICROS Systems, Inc.*	5,399,812
149,137	Solera Holdings, Inc.*	3,695,615
77,996	Verint Systems, Inc.*	272,986
		15,258,040
Specialty Retail - 3.6%
77,665	Advance Auto Parts, Inc.	3,190,478
204,327	Dick’s Sporting
	Goods, Inc.*	2,915,746
117,894	O’Reilly
	Automotive, Inc.*	4,127,469
202,973	Zumiez, Inc.*	1,968,838
		12,202,531
Wireless Telecommunication Services - 3.0%
135,713	Leap Wireless
	International, Inc.*	4,732,313
225,824	SBA Communications
	Corp. - Class A*	5,261,699
		9,994,012
TOTAL COMMON STOCKS
(Cost $346,099,052)		323,043,101

Par
SHORT-TERM INVESTMENTS - 2.7%
Commercial Paper - 2.6%
$8,788,000	Intesa Funding, 0.280%, 04/01/2009	8,788,000

Shares
Money Market Fund - 0.1%
98,555	SEI Daily Income Trust
	Government Fund	98,555
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,886,555)		8,886,555
TOTAL INVESTMENTS
IN SECURITIES - 98.9%
(Cost $354,985,607)		331,929,656
Other Assets in Excess
of Liabilities - 1.1%		3,765,447
TOTAL NET ASSETS - 100.0%		$335,695,103

*  Non-income producing security.
ADRAmerican Depository Receipt

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

FUND INFORMATION at March 31, 2009 (Unaudited)

Basic Fund Facts
Ticker Symbol	TCMMX
Inception Date	6/29/07
Total Assets	$52 million
Total Operating Expenses	0.95%

Top Ten Holdings (% of net assets)
URS Corp.	3.14%	ResMed, Inc.	1.75%
Waste Connections, Inc.	2.10%	Equinix, Inc.	1.73%
Illumina, Inc.	2.07%	NICE Systems Ltd.	1.71%
Amphenol Corp.	2.05%	Silgan Holdings, Inc.	1.55%
Stericycle, Inc.	1.83%	FTI Consulting, Inc.	1.50%

Sector Allocation (% of net assets)

*  Cash equivalents and other assets less liabilities.

TCM SMALL-MID CAP GROWTH FUND

VALUE OF $10,000 VS. RUSSELL 2500 GROWTH INDEX (Unaudited)

Average Annual Returns for the periods ended March 31, 2009

		Since Inception
	One Year	(6/29/2007)
TCM Small-Mid Cap Growth Fund	(39.60)%	(28.90)%
Russell 2500 Growth Index	(38.14)%	(29.44)%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 29, 2007 (the “Fund’s inception”), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-536-3230.

The Fund imposes a 1% redemption fee on shares held for less than 60 days. Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS - 91.8%
Air Freight & Logistics - 1.4%
14,794	Expeditors International
	Washington, Inc.	$418,523
28,135	UTI Worldwide, Inc.	336,213
		754,736
Auto Components - 1.5%
53,962	LKQ Corp.*	770,038
Beverages - 0.6%
9,404	Molson Coors Brewing
	Company - Class B	322,369
Biotechnology - 1.0%
9,768	Qiagen NV*	155,897
5,225	United
	Therapeutics Corp.*	345,320
		501,217
Capital Markets - 1.5%
18,397	Affiliated Managers
	Group, Inc.*	767,339
Chemicals - 2.8%
22,810	Airgas, Inc.	771,206
19,958	Ecolab, Inc.	693,141
		1,464,347
Commercial Services & Supplies - 12.8%
1,635	Apollo Group, Inc.*	128,070
6,973	Capella Education
	Company*	369,569
12,108	Copart, Inc.*	359,123
31,744	Corrections Corp.
	of America*	406,641
5,123	DeVry, Inc.	246,826
15,757	FTI Consulting, Inc.*	779,656
40,816	Geo Group, Inc.*	540,812
5,017	ITT Educational
	Services, Inc.*	609,164
37,743	Republic Services, Inc.	647,292
10,518	Robert Half
	International, Inc.	187,536
19,974	Stericycle, Inc.*	953,359
2,016	Strayer Education, Inc.	362,618
42,638	Waste
	Connections, Inc.*	1,095,797
		6,686,463
Communications Equipment - 2.2%
11,216	F5 Networks, Inc.*	234,975
35,846	NICE Systems
	Ltd. - ADR*	891,132
		1,126,107
Computers & Peripherals - 1.2%
21,221	NetApp, Inc.*	314,920
48,859	Seagate Technology	293,642
		608,562
Construction & Engineering - 8.2%
7,203	EMCOR Group, Inc.*	123,675
37,427	Foster Wheeler AG*	653,850
16,655	Jacobs Engineering
	Group, Inc.*	643,882
34,851	McDermott
	International, Inc.*	466,655
34,457	Quanta Services, Inc.*	739,103
40,543	URS Corp.*	1,638,343
		4,265,508
Containers & Packaging - 1.6%
15,396	Silgan Holdings, Inc.	808,906
Electronic Equipment & Instruments - 2.6%
37,560	Amphenol
	Corp. - Class A	1,070,084
2,624	Mettler - Toledo
	International, Inc.*	134,690
8,350	Trimble Navigation Ltd.*	127,588
		1,332,362
Energy Equipment & Services - 2.3%
6,224	Core Laboratories NV	455,348
6,757	Exterran Holdings, Inc.*	108,247
14,504	Hornbeck Offshore
	Services, Inc.*	221,041
11,805	Oceaneering
	International, Inc.*	435,250
		1,219,886

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited) (Continued)

Shares		Value
Health Care Equipment & Supplies - 12.7%
1,823	Bio-Rad
	Laboratories, Inc.*	$120,136
4,608	CR Bard, Inc.	367,350
14,415	DENTSPLY
	International, Inc.	387,043
6,240	Edwards
	Lifesciences Corp.*	378,331
12,481	Gen-Probe, Inc.*	568,884
7,081	Haemonetics Corp.*	390,021
25,448	Hologic, Inc.*	333,114
16,308	IDEXX Laboratories, Inc.*	563,931
29,006	Illumina, Inc.*	1,080,183
26,623	Immucor, Inc.*	669,568
19,323	NuVasive, Inc.*	606,356
25,780	ResMed, Inc.*	911,065
9,481	Steris Corp.	220,718
		6,596,700
Health Care Providers & Services - 5.4%
6,495	DaVita, Inc.*	285,455
9,710	Laboratory Corp
	Of America Holdings*	567,938
14,836	MEDNAX, Inc.*	437,217
25,648	Patterson Companies, Inc.*	483,721
27,521	Psychiatric Solutions, Inc.*	432,906
26,682	VCA Antech, Inc.*	601,679
		2,808,916
Hotels, Restaurants & Leisure - 0.6%
16,409	Bally Technologies, Inc.*	302,254
Household Products - 2.3%
12,032	Church & Dwight Co., Inc.	628,431
11,830	Energizer Holdings, Inc.*	587,833
		1,216,264
Industrial Conglomerates - 1.0%
8,619	Teleflex, Inc.	336,917
8,369	Walter Industries, Inc.	191,399
		528,316
Internet Software & Services - 3.4%
11,771	Digital River, Inc.*	351,011
16,096	Equinix, Inc.*	903,790
13,593	j2 Global
	Communications, Inc.*	297,551
10,296	Sina Corp.*	239,382
		1,791,734
IT Services - 2.0%
8,260	Affiliated Computer
	Services, Inc.*	395,571
18,983	Global Payments, Inc.	634,222
		1,029,793
Life Sciences Tools & Services - 0.4%
6,752	Life Technologies Corp.*	219,305
Machinery - 0.4%
7,109	Wabtech Corp.	187,535
Materials - 0.3%
9,544	Alpha Natural
	Resources, Inc.*	169,406
Marine - 0.5%
9,867	Kirby Corp.*	262,857
Metals & Mining - 1.0%
9,977	Cliffs Natural
	Resources, Inc.	181,182
29,569	Sims Metal Management
	Limited - ADR	352,463
		533,645
Personal Products - 0.9%
20,935	Alberto - Culver Co.	473,340
Restaurants - 0.4%
46,625	Wendy’s/Arby’s
	Group, Inc.	234,524
Road & Rail - 0.2%
7,406	Knight
	Transportation, Inc.	112,275
Semiconductor & Semiconductor Equipment - 7.9%
31,102	Broadcom Corp.*	621,418
17,265	Hittite Microwave Corp.*	538,668
26,116	Integrated Device
	Technology, Inc.*	118,828
27,931	Lam Research Corporation*	635,989

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited) (Continued)

Shares		Value
Semiconductor & Semiconductor
Equipment - 7.9% (Continued)
59,839	Marvell Technology
	Group Ltd.*	$548,125
29,422	Microchip
	Technology, Inc.	623,452
31,171	Varian Semiconductor
	Equipment Associates,
	Inc.*	675,164
19,140	Xilinx, Inc.*	366,722
		4,128,366
Semiconductors & Related Devices - 0.5%
40,960	Siliconware Precision
	Industries Co.
	Ltd. - ADR	237,568
Software - 4.7%
20,147	Ansys, Inc.*	505,690
16,369	Intuit, Inc.*	441,963
36,848	MICROS Systems, Inc.*	690,900
22,924	Nuance
	Communications, Inc.*	248,955
21,678	Solera Holdings, Inc.*	537,181
11,639	Verint Systems, Inc.*	40,736
		2,465,425
Specialty Retail - 4.0%
11,587	Advance Auto Parts, Inc.	475,994
25,581	Bed Bath & Beyond, Inc.*	633,130
29,615	Dick’s Sporting
	Goods, Inc.*	422,606
15,990	O’Reilly
	Automotive, Inc.*	559,810
		2,091,540
Trading Companies & Distributors - 0.7%
11,698	Fastenal Co.	376,149
Wireless Telecommunication Services - 2.8%
20,265	Leap Wireless
	International, Inc.*	706,641
33,170	SBA Communications
	Corp. - Class A*	772,861
		1,479,502
TOTAL COMMON STOCKS
(Cost $50,547,838)		47,873,254

Par
SHORT-TERM INVESTMENTS - 2.7%
Commercial Paper - 2.6%
$1,356,000	Intesa Funding, 0.280%, 04/01/2009	1,356,000

Shares
Money Market Fund - 0.1%
55,524	SEI Daily Income Trust
	Government Fund	55,524
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,411,524)		1,411,524
TOTAL INVESTMENTS
IN SECURITIES - 94.5%
(Cost $51,959,362)		49,284,778
Other Assets in Excess
of Liabilities - 5.5%		2,854,135
TOTAL NET ASSETS - 100.0%		$52,138,913

*  Non-income producing security.
ADRAmerican Depository Receipt

The accompanying notes are an integral part of these financial statements.

TCM GROWTH FUNDS

EXPENSE EXAMPLE For the Six Months Ended March 31, 2009 (Unaudited)

As a shareholder of the TCM Small Cap Growth Fund and the TCM Small – Mid Cap Growth Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/01/08 - 3/31/09).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 60 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

TCM GROWTH FUNDS

EXPENSE EXAMPLE For the Six Months Ended March 31, 2009 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TCM Small Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/01/08	3/31/09	10/01/08 – 3/31/09*
Actual	$1,000	$688	$4.00
Hypothetical (5% return
before expenses)	$1,000	$1,020	$4.78

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.95% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

TCM Small-Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/01/08	3/31/09	10/01/08 – 3/31/09**
Actual	$1,000	$696	$4.02
Hypothetical (5% return
before expenses)	$1,000	$1,020	$4.78

**
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.95% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

TCM GROWTH FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2009 (Unaudited)

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth Fund
ASSETS
Investments in securities, at value
(cost $354,985,607 and $51,959,362
respectively)(Note 2)	$331,929,656	$49,284,778
Receivables:
Investment securities sold	5,686,441	879,684
Fund shares sold	496,336	2,965,087
Dividends and interest	85,898	16,301
Prepaid expenses	25,156	18,268
Total assets	338,223,487	53,164,118

LIABILITIES
Payables:
Investment securities purchased	1,407,125	980,010
Fund shares redeemed	809,682	—
Investment advisory fees, net	220,856	22,246
Fund accounting fees	19,966	598
Transfer agent fees	3,190	2,419
Administration fees	22,330	340
Custody fees	19,776	7,996
Chief Compliance Officer fees	262	768
Other accrued expenses	25,198	10,828
Total liabilities	2,528,385	1,025,205
NET ASSETS	$335,695,103	$52,138,913
Net asset value, offering and redemption price per share
($335,695,103/19,072,576 and $52,138,913/4,761,956
respectively, shares outstanding; unlimited number
of shares authorized without par value)	$17.60	$10.95

COMPONENTS OF NET ASSETS
Paid-in capital	$518,200,944	$73,100,594
Accumulated net investment loss	(1,002,119)	(98,522)
Accumulated net realized loss on investments	(158,447,771)	(18,188,575)
Net unrealized depreciation on investments	(23,055,951)	(2,674,584)
Net assets	$335,695,103	$52,138,913

The accompanying notes are an integral part of these financial statements.

TCM GROWTH FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2009 (Unaudited)

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax
of $9,469 and $844, respectively)	$579,380	$82,181
Interest	35,276	3,576
Total investment income	614,656	85,757

EXPENSES (Note 3)
Investment advisory fees	1,360,776	155,182
Administration fees	104,328	10,091
Fund accounting fees	45,447	5,056
Custody fees	35,966	16,220
Registration fees	14,664	5,666
Miscellaneous expenses	14,529	3,099
Reports to shareholders	12,939	4,872
Audit fees	11,604	9,820
Transfer agent fees	10,704	8,018
Trustee fees	9,432	4,144
Legal fees	3,655	4,097
Chief Compliance Officer fees	2,449	2,768
Insurance expense	1,983	808
Total expenses	1,628,476	229,841
Less: fees waived	(11,701)	(45,562)
Net Expenses	1,616,775	184,279
Net investment loss	(1,002,119)	(98,522)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(114,830,218)	(15,358,696)
Change in net unrealized
appreciation (depreciation) on investments	(35,216,949)	2,138,047
Net realized and unrealized loss on investments	(150,047,167)	(13,220,649)
Net decrease in net assets
resulting from operations	$(151,049,286)	$(13,319,171)

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)	September 30, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(1,002,119)	$(3,662,422)
Net realized loss on investments	(114,830,218)	(35,362,242)
Change in net unrealized
depreciation on investments	(35,216,949)	(98,074,145)
Net decrease in net assets
resulting from operations	(151,049,286)	(137,098,809)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	—	(53,630,134)
Distribution in excess	—	(3,182,946)
Total distributions to shareholders	—	(56,813,080)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)(b)	1,077,535	78,784,016
Total decrease in net assets	(149,971,751)	(115,127,873)

NET ASSETS
Beginning of period/year	485,666,854	600,794,727
End of period/year	$335,695,103	$485,666,854
Accumulated net investment loss	$(1,002,119)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2009		Year Ended
	(Unaudited)		September 30, 2008
	Shares	Value	Shares	Value
Shares sold	2,597,084	$46,977,523	4,878,066	$146,954,929
Shares issued
in reinvestment
of distributions	—	—	1,659,860	54,924,768
Shares redeemed	(2,508,712)	(45,899,988)	(4,085,889)	(123,095,681)
Net increase	88,372	$1,077,535	2,452,037	$78,784,016

(b)	Net of redemption fees of $1,087 and $417, respectively.

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)	September 30, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(98,522)	$(118,711)
Net realized loss on investments	(15,358,696)	(2,792,575)
Change in net unrealized
appreciation (depreciation) on investments	2,138,047	(5,004,097)
Net decrease in net assets
resulting from operations	(13,319,171)	(7,915,383)

DISTRIBUTIONS TO SHAREHOLDERS
Distribution in excess	—	(18,502)
Total distributions to shareholders	—	(18,502)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	22,648,029	47,255,677
Total increase in net assets	9,328,858	39,321,792

NET ASSETS
Beginning of period/year	42,810,055	3,488,263
End of period/year	$52,138,913	$42,810,055
Accumulated net investment loss	$(98,522)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2009		Year Ended
	(Unaudited)		September 30, 2008
	Shares	Value	Shares	Value
Shares sold	2,410,121	$26,692,244	2,575,780	$47,610,878
Shares issued
in reinvestment
of distributions	—	—	855	18,502
Shares redeemed	(369,056)	(4,044,215)	(20,475)	(373,703)
Net increase	2,041,065	$22,648,029	2,556,160	$47,255,677

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	March 31, 2009		Year Ended September 30,
	(Unaudited)		2008	2007	2006	2005*
Net asset value,
beginning of period/year	$25.58		$36.34	$29.74	$26.09	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.05)		(0.19)	(0.15)	(0.13)	(0.11)
Net realized and unrealized
(loss) gain on investments	(7.93)		(7.18)	7.73	4.00	6.20
Total from
investment operations	(7.98)		(7.37)	7.58	3.87	6.09

LESS DISTRIBUTIONS:
From net realized gain	—		(3.20)	(0.98)	(0.22)	—
Distribution in excess	—		(0.19)	—	—	—
Total distributions	—		(3.39)	(0.98)	(0.22)	—
Paid-in capital from
redemption fees (Note 2)	—	**	— **	— **	— **	— **
Net asset value,
end of period/year	$17.60		$25.58	$36.34	$29.74	$26.09
Total return	(31.20	)%+	(22.39)%	25.96%	14.89%	30.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets,
end of period/year (millions)	$335.7		$485.7	$600.8	$384.0	$177.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.96	%^	0.92%	0.92%	0.95%	0.98%
After fees waived/recouped
and expenses absorbed	0.95	%^	0.92%	0.93%	0.95%	0.95%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.60	)%^	(0.67)%	(0.50)%	(0.55)%	(0.63)%
After fees waived and
expenses absorbed	(0.59	)%^	(0.67)%	(0.51)%	(0.55)%	(0.60)%
Portfolio turnover rate	64	%+	135%	121%	109%	138%

*	Fund commenced operations on October 1, 2004.
**	Less than $0.01 per share.
^	Annualized
+	Not annualized.

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	March 31, 2009		Year Ended	Period Ended
	(Unaudited)		September 30, 2008	September 30, 2007*
Net asset value,
beginning of period/year	$15.73		$21.18	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)		(0.04)	(0.01)
Net realized and unrealized
(loss) gain on investments	(4.76)		(5.33)	1.19
Total from
investment operations	(4.78)		(5.37)	1.18

LESS DISTRIBUTIONS:
Distribution in excess	—		(0.08)	—
Total distributions	—		(0.08)	—
Net asset value,
end of period/year	$10.95		$15.73	$21.18
Total return	(30.39	)%+	(25.47)%	5.90	%+

RATIOS/SUPPLEMENTAL DATA:
Net assets,
end of period/year (millions)	$52.1		$42.8	$3.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.18	%^	1.44%	8.50	%^
After fees waived
and expenses absorbed	0.95	%^	0.95%	0.95	%^

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.74	)%^	(1.05)%	(7.79	)%^
After fees waived
and expenses absorbed	(0.51	)%^	(0.56)%	(0.24	)%^
Portfolio turnover rate	73	%+	128%	13	%+

*	Fund commenced operations on June 29, 2007.
^	Annualized
+	Not annualized.

The accompanying notes are an integral part of these financial statements.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2009 (Unaudited)

NOTE 1 – ORGANIZATION

The TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended  (the “1940 Act”), as an open-end investment management company. The Funds commenced operations on October 1, 2004 and June 29, 2007, respectively.

The Funds’ investment objectives are to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ shall be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2009, the Funds did not hold fair valued securities.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2009 (Unaudited) (Continued)

Effective September 28, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken of future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more likely than not” threshold are recorded as a tax expense in the current year.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Funds have adopted FAS 157 effective October 1, 2008.  A summary of the fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2009:

	Investments in Securities
	TCM Small	TCM Small-Mid
Description	Cap Growth	Cap Growth
Level 1 – Quoted prices	$323,141,656	$47,928,778
Level 2 – Other significant
observable inputs	8,788,000	1,356,000
Level 3 – Significant unobservable inputs	—	—
Total	$331,929,656	$49,284,778

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2009 (Unaudited) (Continued)

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

FIN 48 requires the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Funds include Federal and Massachusetts. Tax years include the tax years ended September 30, 2006 through 2008.  The Funds have no examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial positions or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end September 30, 2008.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2009 (Unaudited) (Continued)

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Funds’ net asset value per share.  The Funds charge a 1.00% redemption fee on shares held less than 60 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  Both Funds retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
New Accounting Pronouncement.  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2009 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Tygh Capital Management, Inc., (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of each Fund.  For the six months ended March 31, 2009, the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund incurred $1,360,776 and $155,182 in advisory fees, respectively.

The Advisor has contractually agreed to limit each Fund’s annual ratio of expenses (excluding interest, taxes, acquired fund fees and extraordinary expenses) to 0.95% of each Fund’s average daily net assets.  The Advisor’s contract term is indefinite and may be terminated only by the Board of Trustees. For the six months ended March 31, 2009, the Advisor waived $11,701 in fees for the TCM Small Cap Growth Fund and waived $45,562 in fees for the TCM Small-Mid Cap Growth Fund.

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At March 31, 2009, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds’ that may be reimbursed is $11,701 and $148,427 for the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, respectively. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

TCM Small Cap Growth Fund		TCM Small-Mid Cap Growth Fund
Year of Expiration	Amount	Year of Expiration	Amount
September 30, 2012	$11,701	September 30, 2011	$102,865
		September 30, 2012	$ 45,562

Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2009 (Unaudited) (Continued)

and reviews the Funds’ expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rate:

Under $150 million	$85,000
$150 to $300 million	0.06% of average daily net assets
$300 to $650 million	0.05% of average daily net assets
Over $650 million	0.04% of average daily net assets

Administration fees are based on the collective assets of both Funds.

For the six months ended March 31, 2009, the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund incurred $104,328 and $10,091 in administration fees, respectively. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended March 31, 2009, the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund were allocated $2,449 and $2,768 of the Trust’s Chief Compliance Officer fee, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities, excluding short-term investments for the TCM Small Cap Growth Fund for the six months ended March 31, 2009, were $239,811,579 and $221,892,151, respectively and for the TCM Small-Mid Cap Growth Fund for the six months ended March 31, 2009, were $48,638,345 and $29,025,296, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended March 31, 2009.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth Fund
Cost of investments (a)	$358,839,602	$52,771,810
Gross tax unrealized appreciation	26,087,176	2,058,818
Gross tax unrealized depreciation	(52,997,122)	(5,545,851)
Net tax unrealized depreciation	$(26,909,946)	$(3,487,032)

(a)
At March 31, 2009, the difference between the basis of investments for federal income purposes from their cost for financial reporting purposes was primarily due to wash sales deferred for income tax purposes.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2009 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2009 and the period ended September 30, 2008, respectively, for the Funds was as follows:

	TCM Small Cap		TCM Small-Mid
	Growth Fund		Cap Growth Fund
	March 31,	September 30,	March 31,	September 30,
	2009	2008	2009	2008
Distributions paid from:
Ordinary income	$—	$20,927,616	$—	$—
Long-term capital gain	—	32,702,518	—	—
Distribution in excess	—	3,182,946	—	18,502
	$—	$56,813,080	$—	$18,502

As of September 30, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth Fund
Net unrealized appreciation	$8,307,003	$(5,625,079)
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated loss	(39,763,558)	(2,017,431)
Total accumulated loss	$(31,456,555)	$(7,642,510)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility to be used for temporary or extraordinary purposes, including the financing of redemption payments.  During the six months ended March 31, 2009 the Funds did not draw on the line of credit and there were no loan payable balances for the Funds at March 31, 2009.

TCM GROWTH FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund file their complete schedule of portfolio holdings for their first and third quarters with the SEC on From N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (800) 536-3230.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 536-3230 and on the Funds’ website at www.tyghcap.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund voted proxies relating to portfolio securities during the most recent period ending June 30 is available without charge, upon request, by calling (800) 536-3230 or through the SEC’s website at www.sec.gov.

Investment Advisor
Tygh Capital Management, Inc.
1211 SW Fifth Avenue, Suite 2100
Portland, Oregon  97204

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Custodian
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
1-800-536-3230

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

TCM Small Cap Growth Fund
Symbol – TCMSX
CUSIP – 742935455

TCM Small-Mid Cap Growth Fund
Symbol – TCMMX
CUSIP – 742935323

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date     June 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date     June 4, 2009

By (Signature and Title)*    /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date     May 29, 2009

* Print the name and title of each signing officer under his or her signature.